Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2014
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands.  The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling rig services.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2013, filed with the SEC on February 21, 2014.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2014, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014.

The consolidated balance sheet as of December 31, 2013 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.